SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 2-92948) UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 67

and

REGISTRATION STATEMENT (NO. 811-04098) UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 68

VANGUARD CHESTER FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[ X] on June 26, 2015 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 67 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 68 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard Chester Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until June 26, 2015, the effectiveness of the registration statement, filed in Post-Effective Amendment No. 65 filed on February 26, 2015, pursuant to paragraph (a) of Rule 485 under the Securities Act. The effectiveness of Post-Effective Amendment No. 65 was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act by Post-Effective Amendment No. 66 filed on May 11, 2015.

This Post-Effective Amendment No. 67 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 65 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant hereby certifies it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
Town of Valley Forge and the Commonwealth of Pennsylvania, on the 9th day of June, 2015.

VANGUARD CHESTER FUNDS
BY:___________/s/ F. William Mc Nabb III*_________

F. William McNabb III
Chairman and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	June 9, 2015
Officer
F. William McNabb
/s/ Emerson U. Fullwood*	Trustee	June 9, 2015
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	June 9, 2015
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	June 9, 2015
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	June 9, 2015
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	June 9, 2015
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	June 9, 2015
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	June 9, 2015
Scott C. Malpass
/s/ André F. Perold*	Trustee	June 9, 2015
André F. Perold
/s/ Peter F. Volanakis*	Trustee	June 9, 2015
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	June 9, 2015
Thomas J. Higgins

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014, see File Number 2-17620, Incorporated
by Reference.

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